As filed with the United States Securities and Exchange Commission on June 19, 2020

1933 Act Registration No.  033-44611
1940 Act Registration No.  811‑06463
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No. __ Post‑Effective Amendment No. 98	__ X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 100	X

 (Check appropriate box or boxes.)

AIM INTERNATIONAL MUTUAL FUNDS
(INVESCO INTERNATIONAL MUTUAL FUNDS)
(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (713) 626-1919

Jeffrey H. Kupor, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX  77046
(Name and Address of Agent for Service)

Copy to:

Joseph C. Benedetti, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):
       immediately upon filing pursuant to paragraph (b)
  X   on June 26, 2020 pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a)(1)
        on (date) pursuant to paragraph (a)(1)
        75 days after filing pursuant to paragraph (a)(2)
        on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:
  X   This post‑effective amendment designates a new effective date for a previously filed post‑effective amendment.

Explanatory Note

Post-Effective Amendment No. 97 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 99 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 97”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act on April 23, 2020, EDGAR Accession No. 0001137439-20-000199, relating to the repositioning of the Invesco Global Responsibility Equity Fund as an index-based fund renamed “Invesco MSCI World SRI Index Fund” (the “Fund”).

Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 98 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 100 under the Investment Company Act) (“PEA No. 98”) is being filed solely for the purpose of designating June 26, 2020 as the new effective date for PEA No. 97.

The Prospectus and Statement of Additional Information for the Fund included in PEA No. 97 are incorporated by reference into this PEA No. 98.

Part C of the Registrant’s Registration Statement included in PEA 97 is incorporated by reference into this PEA No. 98.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 19th day of June, 2020.

Registrant:      AIM INTERNATIONAL MUTUAL FUNDS
(INVESCO INTERNATIONAL MUTUAL FUNDS)

By: /s/ Sheri Morris
Sheri Morris
Title:  President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	June 19, 2020
(Sheri Morris	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	June 19, 2020
(David C. Arch)

/s/ Beth Ann Brown***	Trustee	June 19, 2020
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair and Trustee	June 19, 2020
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	June 19, 2020
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair and Trustee	June 19, 2020
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	June 19, 2020
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	June 19, 2020
(Eli Jones)

/s/ Elizabeth Krentzman***	Trustee	June 19, 2020
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.**	Trustee	June 19, 2020
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	June 19, 2020
(Prema Mathai-Davis)

/s/ Joel W. Motley***	Trustee	June 19, 2020
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	June 19, 2020
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	June 19, 2020
(Ann Barnett Stern)

/s/ Robert C. Troccoli*	Trustee	June 19, 2020
(Robert C. Troccoli)

/s/ Daniel S. Vandivort***	Trustee	June 19, 2020
(Daniel S. Vandivort)

/s/ James D. Vaughn***	Trustee	June 19, 2020
(James D. Vaughn)

/s/ Christopher L. Wilson*	Trustee	June 19, 2020
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer	June 19, 2020
(Kelli Gallegos)	(Principal Financial Officer)

By: /s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

* Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 82 on February 27, 2019.
** Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 84 on May 23, 2019.
*** Sheri Morris, pursuant to powers of attorney dated June 10, 2019, filed in the Registrant’s Post-Effective Amendment No. 86 on August 27, 2019.